Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Significant accounting policies
Basis of preparation

Basis of preparation

This unaudited condensed consolidated interim financial report for the half-year reporting period ended June 30, 2024 has been prepared in accordance with International Financial Reporting Standards (IFRS) applicable to the preparation of interim financial statements, IAS 34 Interim Financial Reporting.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 31 December 2023.

The accounting policies adopted are consistent with those of the previous financial year.

The unaudited condensed consolidated interim financial report has been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit and loss.

Items included in the unaudited condensed consolidated interim financial report are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (‘the functional currency’). The financial information is presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s functional and presentation currency, and all amounts are presented in and rounded to the nearest thousand unless otherwise indicated.

Basis of consolidation

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group and has 100% ownership interest and voting rights of Vertical Aerospace Group Limited, which is its only material subsidiary.

The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Going concern

Going concern

Management has prepared a cash flow forecast for the Group and has considered the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after the issuance of these financial statements.

The Group is currently in the research and development phase of its journey to commercialize eVTOL technology. Commensurate with being in the development phase, the Group has invested heavily in research to support the development of its aircraft. The Group is not currently generating revenue and has incurred net losses and net cash outflows from operating activities since inception.

As of June 30, 2024, the Group had £66.8 million of cash and cash equivalents on hand and a net shareholder deficit of £42.1 million. As of the issuance of these financial statements, the Group had approximately £48 million of cash and cash equivalents on hand. Management currently projects its net cash outflows from operations within the next 12 months after issuance of these financial statements to be approximately £75 million, which will be used primarily to fund the creation and testing of the prototype aircraft. Accordingly, the Group currently projects that its existing resources will only be sufficient to fund its ongoing operations no longer than into the second quarter of 2025.

The Convertible Senior Secured Notes Indenture contains a covenant requiring the Group to maintain a minimum cash balance of at least $10 million at all times. The Group currently projects that it will breach this covenant in the first quarter of 2025 unless additional capital is raised in a timely manner (see a discussion of the Group’s plans in this regard below). Such a breach, if uncured, would result in an event of default occurring under the Indenture, which would permit the Convertible Senior Secured Notes Investor to accelerate the maturity of the Convertible Senior Secured Notes and ultimately claim against its collateral and/or may cause the Company to declare insolvency and file for bankruptcy, or be forced into involuntary bankruptcy proceedings.

On February 22, 2024 the Company entered into the SF Investment Agreement with Imagination Aero Investments Ltd. (“Imagination Aero”), a company indirectly owned by Stephen Fitzpatrick, pursuant to which Imagination Aero agreed to purchase, and the Company agreed to issue and sell to Imagination Aero, up to $50 million of (i) newly issued ordinary shares and (ii) 50,000,000 SF Warrants, in each case at purchase prices specified in the SF Investment Agreement. In accordance with the SF Investment Agreement, on March 13, 2024, the Company received $25 million in gross proceeds in consideration for newly issued ordinary shares and SF Warrants.

2Significant accounting policies (continued)

Pursuant to the terms of the SF Investment Agreement, subject to certain conditions, Imagination Aero committed to fund a second tranche of the equity investment in the amount of $25 million, with payment due by August 14, 2024. As of the date of this report, the Company has not received payment of any portion of this amount, which consequently remains outstanding. Unless and until an agreement is reached regarding this outstanding payment, its status remains uncertain.

In connection with the SF Investment Agreement, the Company entered into a letter agreement with Stephen Fitzpatrick, pursuant to which, among other things, the Company granted a veto right to Stephen Fitzpatrick, for so long as he directly or indirectly holds greater than 50% of the Company’s issued and outstanding ordinary shares, over future issuances of shares by the Company that would cause his shareholding to fall below 50.1% (the “Veto Right”) on a fully-diluted basis. Accordingly, certain potential transactions involving equity funding may be vetoed by Mr. Fitzpatrick following approval by the Board. This may impede the ability of the Company to enter into such transactions in a timely manner.

In addition, the Company received a shareholders’ requisition dated August, 30 2024, issued by Mr. Fitzpatrick, in his capacity as the holder of greater than 10.0% of the ordinary shares issued and outstanding of the Company, requesting the directors of the Company to convene an Extraordinary General Meeting for the sole purpose of considering and, if thought fit, passing a number of resolutions to amend the Company’s Amended and Restated Memorandum and Articles of Association (the “Articles”).  Pursuant to its Articles, the Company has issued notice to convene this Extraordinary General Meeting on September 30, 2024. Among other things, the proposed amendments would remove the requirement for any of the directors Mr. Fitzpatrick is entitled to appoint under the Articles to be independent (subject to NYSE minimum independence requirements), and introduce a right for shareholders of the Company holding a majority of the issued and outstanding ordinary shares to remove any director by written instruction. If these amendments are approved by shareholders, and Mr. Fitzpatrick were subsequently to exercise his right as the majority shareholder of the company to remove independent directors from the Board, this may impede the ability of the remaining disinterested members of the Board to negotiate and approve a potential third party investment transaction.

In addition to exploring all options available to it with respect to the second tranche of the Imagination Aero equity investment, the Company is also in discussions regarding potential third party investment. The timely receipt of an amount equal or equivalent to the second tranche of the Imagination Aero equity investment is required for the Group to extend its projected cash runway into the third quarter of 2025 (from the second quarter of 2025, as discussed above) and to extend the date at which the Group would otherwise breach its minimum cash covenant pursuant to the Convertible Senior Secured Notes Indenture to the second quarter of 2025 (from the first quarter of 2025, as discussed above).

Should the Group be unable to secure investments as discussed above, it could result in a reduction or delay of expenditure in specific areas from the fourth quarter of 2024, including investment in the advancement of certain proprietary technologies that are intended to be incorporated within the final certification aircraft, and could materially impact its certification timelines.

Over the course of the next twelve months, the Group intends to seek to complete its piloted flight test programme and to raise additional capital to fund its ongoing operations. However, there can be no assurance that the Group will successfully complete its piloted test programme or be able to raise additional funds on acceptable terms (or necessary timelines) to provide sufficient funds to meet the Group’s ongoing funding requirements. Regardless of the outcome of the ongoing potential investment discussions, the Group will subsequently need to raise further additional capital to fund its future operations and remain as a going concern.

As a result, the timely completion of financing is critical to the Group’s ability to continue as a going concern. The inability to obtain future funding could impact the Group’s financial condition and ability to pursue its business strategies, including being required to delay, reduce or eliminate some of its research and development programs, or being unable to continue operations or continue as a going concern. The dependency on raising additional capital indicates that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) on the Group’s ability to continue as a going concern and therefore the Group may be unable to realise the assets and discharge the liabilities in the normal course of business. The consolidated interim financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the continuity of operations, realisation of assets and the satisfaction of liabilities in the ordinary course of business and do not include any adjustments that would result if the Group were unable to continue as a going concern.

Application of new accounting standards

Application of new accounting standards

A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards:

1.Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants – Amendments to IAS 1

2.Lease liability in sale and leaseback – Amendments to IFRS 16

3.Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7